17. PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Net
PROPERTY, PLANT AND EQUIPMENT, NET
17.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment rollforward is presented below:

	Weighted average depreciation rate (p.a.)	12.31.16	Additions	Business combinations (2)	Disposals	Transfers (1)	Exchange rate variation	12.31.17
Cost
Land	-	575.9	6.2	123.5	(2.0)	6.1	(3.5)	706.2
Buildings and improvements	-	5,648.6	60.2	258.8	(36.7)	183.6	(11.8)	6,102.8
Machinery and equipment	-	7,994.1	57.9	389.1	(175.4)	569.8	45.7	8,881.2
Facilities	-	2,047.9	14.8	-	(25.8)	137.3	0.8	2,175.0
Furniture	-	163.5	2.1	16.1	(4.2)	5.8	(11.8)	171.5
Vehicles	-	27.3	0.3	4.8	(8.9)	4.8	0.3	28.6
Construction in progress	-	886.0	693.6	13.6	(5.6)	(1,091.0)	(42.7)	453.9
Advances to suppliers	-	16.1	15.8	-	-	(17.6)	(0.6)	13.7
		17,359.4	850.9	805.9	(258.6)	(201.2)	(23.6)	18,532.9

Depreciation
Buildings and improvements	3.02%	(1,694.4)	(184.0)	(11.4)	17.0	3.7	(3.4)	(1,872.4)
Machinery and equipment	5.93%	(3,193.9)	(567.2)	(21.0)	107.4	3.5	14.7	(3,656.5)
Facilities	3.78%	(646.3)	(91.3)	-	10.8	0.5	1.8	(724.5)
Furniture	8.05%	(66.5)	(13.4)	-	3.1	(0.9)	-	(77.7)
Vehicles	19.99%	(12.1)	(3.2)	(2.8)	7.2	(1.3)	1.0	(11.2)
		(5,613.2)	(859.1)	(35.2)	145.5	5.5	14.1	(6,342.3)
		11,746.2	(8.2)	770.7	(113.1)	(195.7)	(9.5)	12,190.6

(1)	Refers to the transfer of R$146.3 to intangible assets, R$35.3 to biological assets and R$13.9 to held for sale.
(2)	Balance arising from business combination with FFM Further in the amount of R$26.4, Banvit Bandirma Vitaminli of R$547.7, Eclipse of R$145.3 and Calchaquí of R$51.3.

	Weighted average depreciation rate (p.a.)	12.31.15	Additions	Business combinations (2)	Disposals	Reversals	Transfers (1)	Exchange rate variation	12.31.16
Cost
Land	-	584.7	0.5	33.2	(37.5)	-	12.4	(17.4)	575.9
Buildings and improvements	-	5,437.9	18.7	175.3	(127.3)	-	285.3	(141.3)	5,648.6
Machinery and equipment	-	7,027.1	142.2	304.9	(182.9)	-	864.8	(162.0)	7,994.1
Facilities	-	1,854.5	1.9	53.2	(13.2)	-	210.6	(59.1)	2,047.9
Furniture	-	137.9	3.1	12.6	(15.4)	-	14.9	10.4	163.5
Vehicles	-	20.3	0.1	10.7	(5.0)	-	2.6	(1.4)	27.3
Construction in progress	-	789.8	1,517.0	4.7	-	-	(1,376.3)	(49.2)	886.0
Advances to suppliers	-	18.8	40.4	0.2	-	-	(43.2)	(0.1)	16.1
		15,871.0	1,723.9	594.8	(381.3)	-	(28.9)	(420.1)	17,359.4

Depreciation
Buildings and improvements	3.03%	(1,525.9)	(163.8)	(76.0)	35.3	-	6.4	29.6	(1,694.4)
Machinery and equipment	5.89%	(2,786.0)	(464.0)	(155.6)	128.7	-	0.4	82.6	(3,193.9)
Facilities	3.79%	(549.9)	(85.1)	(29.3)	6.9	-	-	11.1	(646.3)
Furniture	8.02%	(64.7)	(11.8)	(8.3)	9.7	-	0.1	8.5	(66.5)
Vehicles	20.06%	(9.0)	(2.7)	(8.6)	4.4	-	2.5	1.3	(12.1)
		(4,935.5)	(727.4)	(277.8)	185.0	-	9.4	133.1	(5,613.2)
Provision for losses		(19.8)	(17.2)	-	-	37.0	-	-	-
		10,915.8	979.3	317.0	(196.3)	37.0	(19.5)	(287.0)	11,746.2

(1)	Refers to the transfer of R$53.3 to intangible assets, R$37.5 to biological assets and R$28.3 to held for sale.

The Company has fully depreciated items that are still operating, which are set forth below:

	12.31.17	12.31.16
Cost
Buildings and improvements	138.2	122.2
Machinery and equipment	700.0	674.3
Facilities	74.0	74.4
Furniture	22.7	20.1
Vehicles	5.3	5.0
Others	60.0	49.5
	1,000.2	945.5

During the year ended December 31, 2017, the Company capitalized interest in the amount of R$35.4 (R$59.1 as of December 31, 2016). The weighted average interest rate utilized to determine the capitalized amount was 14.73% (10.56% as of December 31, 2016).

On December 31, 2017, except for the built to suit agreement mentioned in note 23.2, the Company had no commitments assumed related to acquisition or construction of property, plant and equipment items.

The property, plant and equipment items that are pledged as collateral for transactions of different natures are presented below:

		12.31.17	12.31.16
	Type of collateral	Book value of the collateral	Book value of the collateral
Land	Financial/Tax	330.0	258.9
Buildings and improvements	Financial/Tax	1,290.4	1,253.6
Machinery and equipment	Financial/Labor/Tax/Civil	2,318.7	2,129.4
Facilities	Financial/Tax	540.9	523.3
Furniture	Financial/Tax	21.9	23.6
Vehicles	Financial/Tax	1.5	1.0
Other	Financial/Tax	0.4	-
		4,503.8	4,189.8